Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregates the Group’s Revenue by Geographic Market

The following table disaggregates the Group’s revenue by geographic market for the six months ended March 31, 2025 and 2024:

	For the six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
China domestic market	$3,829,374	$4,630,186
Overseas market	714,211	678,909
Net revenue	$4,543,585	$5,309,095

Schedule of Disaggregates the Group’s Revenue Product Categories

The following table disaggregates the Group’s revenue product categories for the six months ended March 31, 2025 and 2024:

	For the six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Medical devices(1)	$4,196,880	$4,564,468
Masks	309,962	566,549
Commodity trading(2)	36,743	178,078
Net revenue	$4,543,585	$5,309,095

(1)	Medical devices are mainly anesthesia & respiratory consumables.

(2)	The commodities traded primarily consist of protective clothing, waterproof goggles, protective foot covers, and raw materials of masks and medical devices.